Fair Values of Assets and Liabilities - Changes in Fair Value for All Assets and Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3) (Parenthetical) (Detail) (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Net gains and losses on available for sale securities included in securities gains (losses)	$ (47)	$ (31)	$ (91)
Net gains and losses on available for sale securities included in interest income	34	56	61
Net gains and losses on net derivative assets and liabilities included in mortgage banking revenue	2,000	834	795
Net gains and losses on net derivative assets and liabilities included in noninterest income	359	716	632
Net change in net derivative assets and liabilities in unrealized gains (losses) included in noninterest income	109	262	483
Net change in net derivative assets and liabilities in unrealized gains (losses) included in mortgage banking revenue	$ 2,000	$ (645)	$ (801)